Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
15.	SUBSEQUENT EVENTS
Subsequent events were evaluated through March 17, 2021, which is the date the consolidated financial statements were reissued. There are no subsequent events that need to be disclosed, except for our reorganization noted below:
Reorganization—
We historically operated as a Delaware limited liability company under the name Alignment Healthcare Holdings, LLC. On March 17, 2021, Alignment Healthcare Holdings, LLC converted to a Delaware corporation pursuant to a statutory conversation and we changed our name to Alignment Healthcare, Inc. As a result of this Conversion, our Parent, who is the sole unitholder of Alignment Healthcare Holdings, LLC, became the sole holder of our shares of common stock.
During March of 2021, we also amended certain of our contracts with third party business partners and have agreed to issue shares of common stock at the initial public offering price, in consideration for the discharge of certain contingent payment obligations under such agreements (the “Stock Payment”). The Stock Payment does not constitute part of our contemplated offering, however, is contingent to the consummation of the offering. The total payment of $10,328 under this arrangement is to be paid only upon a successful IPO in shares of common stock, subject to certain contractual restrictions, and accordingly would be accrued if such contingent event is met.